Stock Option Plan and Stock-Based Compensation (Details 1) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2023	Dec. 31, 2023	Dec. 31, 2024
Successor [Member]
Stock-based compensation		$ 1,080	$ 2,831
Predecessor [Member]
Stock-based compensation	$ 158
Stock Options [Member] | Successor [Member]
Stock-based compensation		113	553
Stock Options [Member] | Successor [Member] | Research and Development Expense [Member]
Stock-based compensation			18
Stock Options [Member] | Successor [Member] | Selling and Marketing Expense [Member]
Stock-based compensation			81
Stock Options [Member] | Successor [Member] | General and Administrative Expense [Member]
Stock-based compensation		$ 113	$ 454
Stock Options [Member] | Predecessor [Member]
Stock-based compensation	158
Stock Options [Member] | Predecessor [Member] | Research and Development Expense [Member]
Stock-based compensation
Stock Options [Member] | Predecessor [Member] | Selling and Marketing Expense [Member]
Stock-based compensation
Stock Options [Member] | Predecessor [Member] | General and Administrative Expense [Member]
Stock-based compensation	$ 158